ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	6 Months Ended
Jun. 30, 2022
Disclosure Accounts Payable and Accured Liabilities [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Brookfield Renewable's accounts payable and accrued liabilities are as follows:

(MILLIONS)	June 30, 2022	December 31, 2021
Operating accrued liabilities	$297	$312
Accounts payable	170	208
Interest payable on borrowings	129	116
LP Unitholders distributions, preferred limited partnership unit distributions, preferred dividends payable , perpetual subordinate notes distributions and exchange shares dividends(1)	53	54
Current portion of lease liabilities	27	30
Other	96	59
	$772	$779
(1)Includes amounts payable only to external LP unitholders and BEPC exchangeable shareholders. Amounts payable to Brookfield are included in due to related parties.